Liquidity and Going Concern (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		4 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss	$ (10,423)		$ (329,471)	$ (319,048)
Cash
Working capital deficit	10,423	10,423	329,471	329,471	329,471
PROCAP BTC, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss		24,618,525		75,811,285	100,429,810
Cash
Working capital deficit	$ 7,858	$ 7,858	$ 4,264,223	$ 4,264,223	$ 4,264,223